RATE-REGULATED BUSINESSES - Assets and Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Regulatory Assets
Regulatory Assets	$ 1,884		$ 1,630
Less: Current portion included in Other current assets (Note 6)	131		43
Regulatory Assets, noncurrent	1,753		1,587
Regulatory Liabilities
Regulatory Liabilities	4,301		4,468
Less: Current portion included in Accounts payable and other (Note 15)	153		696
Regulatory Liabilities, noncurrent	4,148		3,772
Operating and debt-service regulatory liabilities
Regulatory Liabilities
Regulatory Liabilities	$ 48		139
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Pensions and other post retirement benefits | ANR PIPELINE COMPANY
Regulatory Liabilities
Regulatory Liabilities	$ 40		41
Long term adjustment account
Regulatory Liabilities
Regulatory Liabilities	$ 227		660
Remaining Recovery/ Settlement Period (years)	6 years	6 years
Long term adjustment account, amount to be amortized over one year
Regulatory Liabilities
Regulatory Liabilities	$ 223
Remaining Recovery/ Settlement Period (years)	6 years	6 years
Long term adjustment account, short term adjustments accounts
Regulatory Liabilities
Regulatory Liabilities	$ 4
Bridging amortization account
Regulatory Liabilities
Regulatory Liabilities	$ 537		428
Remaining Recovery/ Settlement Period (years)	10 years	10 years
Pipeline abandonment trust balances
Regulatory Liabilities
Regulatory Liabilities	$ 1,842		1,462
Cost of removal
Regulatory Liabilities
Regulatory Liabilities	246		253
Deferred income taxes
Regulatory Liabilities
Regulatory Liabilities	115		151
Deferred income taxes - U.S. Tax Reform
Regulatory Liabilities
Regulatory Liabilities	1,170		1,239
Other
Regulatory Liabilities
Regulatory Liabilities	58		60
Postretirement benefit costs | ANR PIPELINE COMPANY
Regulatory Liabilities
Amount to be addressed In next settlement	40	$ 32
Deferred income taxes
Regulatory Assets
Regulatory Assets	1,287		1,088
Operating and debt-service regulatory assets
Regulatory Assets
Regulatory Assets	$ 54		2
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Pensions and other post retirement benefits
Regulatory Assets
Regulatory Assets	$ 401		417
Regulatory Liabilities
Regulatory Liabilities	18		35
Foreign exchange on long-term debt
Regulatory Assets
Regulatory Assets	$ 7		16
Foreign exchange on long-term debt | Minimum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Foreign exchange on long-term debt | Maximum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	9 years	9 years
Other
Regulatory Assets
Regulatory Assets	$ 135		$ 107